SHORT-TERM BORROWING	12 Months Ended
Dec. 31, 2022
SHORT-TERM BORROWING
SHORT-TERM BORROWING

11. SHORT-TERM BORROWING

The following table sets forth the loan agreement of short-term borrowing from bank:

				Original
			Amount	Amount	Annual	Repayment
Date	Borrower	Lender	(RMB)	(US$)	Interest Rate	Due Date
October 11, 2022	Ambow Education Inc.	Cathy BANK	10,447	1,500	4.46%	October 11, 2023
November 14, 2022	Ambow Education Inc.	EAST WEST BANK	10,447	1,500	2.50%	November 14, 2023

In October and November 2022, the Group pledged its restricted cash amount of US$ 3,000 to obtain a line of credit in US$ 3,000 from Cathy Bank and EAST WEST BANK, respectively. Refer to the Note 5-Cash, Cash Equivalents and Restricted Cash.

On October 11, 2022, the Group received loan from Cathy Bank in the amount of US$ 1,500 with maturity date on October 11, 2023 and bearing interest at 4.46% per annum. On November 14, 2022, the Group received loan from EAST WEST BANK in the amount of US$ 1,500 with maturity date on November 14, 2023 and bearing interest at 2.50% per annum. The pledge shall be terminated once all borrowings were repaid and pledge cancellation registration procedures were completed.